American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2024

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.2%
Brazil — 5.5%
Embraer SA, ADR(1)	11,461	380,849
Marcopolo SA, Preference Shares	261,240	339,764
PRIO SA	11,100	91,995
Santos Brasil Participacoes SA	79,300	185,307
VTEX, Class A(1)	37,335	263,585
		1,261,500
Canada — 1.1%
ERO Copper Corp.(1)(2)	11,752	241,641
China — 6.9%
Atour Lifestyle Holdings Ltd., ADR(2)	5,445	103,564
BOC Aviation Ltd.	21,200	182,767
China Lesso Group Holdings Ltd.	188,000	66,912
China Overseas Property Holdings Ltd.(2)	195,000	118,250
Far East Horizon Ltd.	171,000	119,543
Haitian International Holdings Ltd.	86,000	240,273
Henan Pinggao Electric Co. Ltd., Class A	152,000	394,189
Shenzhen Envicool Technology Co. Ltd., Class A	76,440	234,759
Tongcheng Travel Holdings Ltd.	57,600	106,789
		1,567,046
Greece — 1.0%
Piraeus Financial Holdings SA	55,172	238,010
Hong Kong — 0.5%
MGM China Holdings Ltd.	90,800	122,005
India — 31.7%
Alembic Pharmaceuticals Ltd.	33,419	422,263
CMS Info Systems Ltd.	44,189	289,630
Crompton Greaves Consumer Electricals Ltd.	85,518	486,226
Endurance Technologies Ltd.	9,812	289,820
Fortis Healthcare Ltd.	50,237	330,235
Indian Hotels Co. Ltd.	51,374	397,142
Jyothy Labs Ltd.	59,084	380,592
KEI Industries Ltd.	7,193	395,188
MakeMyTrip Ltd.(1)	4,411	424,206
PB Fintech Ltd.(1)	25,893	546,198
Persistent Systems Ltd.	2,531	156,156
Phoenix Mills Ltd.	11,914	535,830
Poly Medicure Ltd.	15,771	439,824
Prestige Estates Projects Ltd.	22,618	489,216
Shriram Finance Ltd.	7,692	294,405
Supreme Industries Ltd.	3,089	194,731
Torrent Pharmaceuticals Ltd.	5,695	236,689
Varun Beverages Ltd.	26,218	469,145
V-Guard Industries Ltd.	68,045	372,259
Wonderla Holidays Ltd.	10,024	101,134
		7,250,889
Indonesia — 2.1%
Aspirasi Hidup Indonesia Tbk. PT	2,319,400	107,168
Ciputra Development Tbk. PT	1,950,500	163,877

United Tractors Tbk. PT	121,400	212,630
		483,675
Malaysia — 2.8%
Carlsberg Brewery Malaysia Bhd.	18,800	83,491
Gamuda Bhd.	321,900	558,606
		642,097
Mexico — 1.2%
Corp. Inmobiliaria Vesta SAB de CV(2)	33,130	90,806
Gentera SAB de CV	81,005	88,103
Qualitas Controladora SAB de CV(2)	10,660	85,381
		264,290
Philippines — 0.6%
International Container Terminal Services, Inc.	17,560	123,985
Russia(3) — 0.0%
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 6.0%
Arabian Contracting Services Co.(1)	3,512	195,160
Catrion Catering Holding Co.	2,967	93,384
Leejam Sports Co. JSC	6,609	381,381
National Medical Care Co.	6,000	314,680
Riyadh Cables Group Co.	7,173	213,379
SAL Saudi Logistics Services	2,054	164,733
		1,362,717
South Africa — 2.6%
Capitec Bank Holdings Ltd.	702	114,657
Clicks Group Ltd.	22,984	478,422
		593,079
South Korea — 12.7%
Cosmax, Inc.	1,156	105,239
Fila Holdings Corp.	3,341	106,013
Hankook Tire & Technology Co. Ltd.	2,647	86,165
HD HYUNDAI MIPO	3,075	237,808
Hyundai Autoever Corp.	1,802	218,433
Hyundai Rotem Co. Ltd.	7,580	306,604
IsuPetasys Co. Ltd.	11,232	351,727
LG H&H Co. Ltd.	756	200,725
LG Innotek Co. Ltd.	1,839	383,591
Park Systems Corp.	1,792	255,812
Samsung E&A Co. Ltd.(1)	14,683	279,569
Sanil Electric Co. Ltd.(1)	4,898	142,997
Soulbrain Co. Ltd.	1,252	222,588
		2,897,271
Taiwan — 16.9%
Accton Technology Corp.	11,000	175,151
Airtac International Group	2,000	54,097
Asia Vital Components Co. Ltd.	11,000	208,203
ASMedia Technology, Inc.	2,000	111,180
ASPEED Technology, Inc.	3,000	462,822
Bizlink Holding, Inc.	28,067	399,466
Chroma ATE, Inc.	20,000	204,216
Eclat Textile Co. Ltd.	13,000	217,700
Elite Material Co. Ltd.	22,000	321,134
Global Unichip Corp.	3,000	104,771
Gold Circuit Electronics Ltd.	44,000	290,992
King Yuan Electronics Co. Ltd.	55,000	208,899

Kinik Co.	31,000	328,453
Lotes Co. Ltd.	5,000	239,700
Nien Made Enterprise Co. Ltd.	19,000	278,066
Pegavision Corp.	8,000	109,133
Simplo Technology Co. Ltd.	12,000	139,525
		3,853,508
Thailand — 2.3%
Bumrungrad Hospital PCL	20,100	145,147
Minor International PCL	210,700	167,749
WHA Corp. PCL	1,415,400	221,607
		534,503
Turkey — 2.3%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	88,863	276,049
Migros Ticaret AS	11,223	159,764
Sok Marketler Ticaret AS	55,300	86,060
		521,873
United Arab Emirates — 1.0%
Burjeel Holdings PLC	176,654	118,412
Emirates Central Cooling Systems Corp.	253,653	118,783
		237,195
TOTAL COMMON STOCKS (Cost $17,214,268)		22,195,284
EXCHANGE-TRADED FUNDS — 0.7%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	164,438
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,116	2,116
State Street Navigator Securities Lending Government Money Market Portfolio(4)	225,684	225,684
		227,800
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $48,052), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $47,177)		47,149
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $584,497), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $573,338)		573,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.00% - 4.00%, 1/31/25 - 2/28/30, valued at $191,910), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $188,111)		188,000
		808,149
TOTAL SHORT-TERM INVESTMENTS (Cost $1,035,949)		1,035,949
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $18,389,194)		23,395,671
OTHER ASSETS AND LIABILITIES — (2.4)%		(552,681)
TOTAL NET ASSETS — 100.0%		$22,842,990

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	26.2%
Information Technology	16.8%
Consumer Discretionary	16.0%
Health Care	9.3%
Consumer Staples	8.6%
Real Estate	7.1%
Financials	6.5%
Materials	2.9%
Communication Services	2.0%
Energy	1.3%
Utilities	0.5%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $274,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $289,950, which includes securities collateral of $64,266.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$644,434	$617,066	—
China	103,564	1,463,482	—
India	424,206	6,826,683	—
Other Countries	—	12,115,849	—
Exchange-Traded Funds	—	164,438	—
Short-Term Investments	227,800	808,149	—
	$1,400,004	$21,995,667	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.